ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Unrealized loss on hedging activities, pretax activity					$ (29,424)
Unrealized loss on hedging activities, tax effect					5,495
Unrealized loss on hedging activities, net activity	0	(13,211)	0	(21,113)	(23,929)
Accumulated Other Comprehensive Loss Attributable To:
Non-Controlling Interests					(14,415)
Vantiv, Inc.					$ (9,514)